Prepaid Expenses and Deposits (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	$ 519	$ 730
Non-current portion	198	220	$ 0
Committee Bay mining property [member]
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	116	384
Peruvian exploration projects [member]
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	283	268
Non-current portion	$ 198	$ 220